FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Cash flow hedges (Details) - Cash flow hedges - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Fair value through other comprehensive income | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ (14,744)	$ 7,154
Fair value through other comprehensive income | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	199	(4)
Fair value through other comprehensive income | Cross-currency interest rate swap
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3,839)	1,016
Fair value through other comprehensive income | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(7,732)	732
Fair value through profit or loss | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Fair value through profit or loss | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Fair value through profit or loss | Cross-currency interest rate swap
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	500	0
Fair value through profit or loss | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss) | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3,529)	(1,706)
Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss) | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(91)	(80)
Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss) | Cross-currency interest rate swap
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss) | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 0	$ 0